Investment Strategy - Acuitas Small Cap Active ETF	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in small-capitalization companies. The Fund defines small-capitalization (“small cap”) companies as those companies with a market capitalization, at the time of initial investment, that is equal to or smaller than the largest company in the Russell 2000® Index. As of December 31, 2025, the largest company comprising the Russell 2000® Index was $31.15 billion. The Fund invests primarily in equity securities, which may include common stock, preferred stock, common and preferred stock of real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”) consisting primarily of small cap equity securities, rights, warrants, publicly traded partnerships, and securities convertible into common stock.
The Fund pursues its investment objective using a “multi-manager” process, allocating assets among a carefully selected group of asset managers (the “Model Portfolio Providers”). The Adviser selects the Fund’s Model Portfolio Providers using its manager research and selection process, which seeks to identify Model Portfolio Providers whose securities suggested for inclusion in the Fund’s portfolio are likely to achieve outperformance over a long time horizon. The Model Portfolio Providers will create model portfolios tracking the Fund’s principal investment strategies and provide the recommended model portfolios at regular intervals, typically biweekly. The Adviser analyzes and evaluates each recommended model portfolio and determines the weighting of each portfolio and how any changes are implemented at the Fund level.
The Adviser’s dynamic Model Portfolio Provider selection process is research driven. The Adviser develops a strong fundamental and quantitative understanding of each potential Model Portfolio Provider’s investment strengths, the types of securities the Model Portfolio Provider is likely to invest in, and in what markets that Model Portfolio Provider would be likely to perform well or poorly. The Adviser may select Model Portfolio Providers that invest in any combination of value, growth, or core small cap investments in an effort to diversify the Fund’s portfolio while capitalizing on the underlying Model Portfolio Providers’ stock selection skills. The Adviser’s manager selection process also includes a comprehensive operational and compliance assessment of each Model Portfolio Provider.
In selecting investments for the Fund, each Model Portfolio Provider may identify small cap companies across industries that are expected to benefit from long-term industry, general market, or company-specific trends. Each Model Portfolio Provider may select securities based upon fundamental analysis of industries and the economic cycle, company-specific analysis such as product cycles and quality of management, rigorous valuation analysis, or a number of other criteria intended to help the Fund achieve its investment objective. The Fund may sell investments to secure gains, limit losses or reinvest in more promising investment opportunities that will, in the opinion of the Adviser, improve the long-term expected return of the Fund’s overall portfolio. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending on the economic environment and judgment of the Adviser and Model Portfolio Providers, may invest in either growth companies or value companies to the exclusion of the other. In addition, the Fund may invest in ETFs in order to equitize cash balances if cash levels are unusually high and if no potential replacement securities have been identified for purchase in the short-term. ETFs will be selected based on their ability to offer specific market capitalization, sector and style exposure desired.
The Adviser has responsibility for allocating Fund assets among Model Portfolio Providers in a manner that the Adviser believes will provide better risk/reward characteristics, fewer capacity constraints, and be able to most effectively exploit the return opportunities in inefficient equity markets. The Adviser may direct a Model Portfolio Provider to reduce or limit proposed investments in certain assets or asset classes to achieve the desired composition of the Fund’s portfolio.
The Adviser expects, at times, to engage in active and frequent trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective. The Adviser expects annual portfolio turnover rate may, at times, exceed 100% of the average value of the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in small-capitalization companies.